DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) kr in Millions, $ in Millions	Dec. 31, 2025 USD ($) DKK (kr) MT	Dec. 31, 2024 USD ($) DKK (kr) MT	Dec. 31, 2023 USD ($) DKK (kr) MT
DERIVATIVE FINANCIAL INSTRUMENTS
Hedge ratio when hedge accounting is applied	100.00%
Hedging reserves	$ 6.6	$ 15.5	$ 25.6
Fair value of derivatives	10.4	30.6	36.8
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Cash collateral	5.4	$ 11.3	$ 27.9
Forward exchange contracts | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	$ 0.9
Notional value | kr	341.3	348.9	325.5
Interest rate swaps | Held for hedging
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 8.3	$ 24.7	$ 35.3
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	414.2	498.7	923.0
Interest rate swaps | USD SOFR | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging reserves	$ 8.3
Bunker swaps | Held for hedging
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 0.0	$ 0.1	$ (0.5)
Bunker swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT) | MT	2,400	9,000	9,600